PREPAIDS AND DEPOSITS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS

6. PREPAIDS AND DEPOSITS

As at	March 31, 2026	December 31, 2025
Insurance	$315,281	$526,555
Prepaid other	487,956	214,493
Deposits	2,553,219	4,016,052
	$3,356,456	$4,757,100

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)